Report of the directors financial review risk report - Management judgemental adjustments (Details) - Allowance for ECL - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial assets [line items]
Decrease in financial assets	$ (600)
Retail
Disclosure of financial assets [line items]
Increase in financial assets	100
Wholesale
Disclosure of financial assets [line items]
Increase in financial assets	(400)
Total
Disclosure of financial assets [line items]
Increase in financial assets	200		$ 800
Total | Retail
Disclosure of financial assets [line items]
Increase in financial assets	300		300
Total | Wholesale
Disclosure of financial assets [line items]
Increase in financial assets	(50)		500
Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase in financial assets	83		22
Banks, sovereigns, government entities and low-risk counterparties | Wholesale
Disclosure of financial assets [line items]
Increase in financial assets	(100)
Corporate lending adjustments
Disclosure of financial assets [line items]
Increase in financial assets	33		500
Corporate lending adjustments | Wholesale
Disclosure of financial assets [line items]
Increase in financial assets	0		500
Retail lending inflation-related adjustments
Disclosure of financial assets [line items]
Increase in financial assets	100		100
Retail lending inflation-related adjustments | Retail
Disclosure of financial assets [line items]
Increase in financial assets	100		100
Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase in financial assets	0	$ 100
Other macroeconomic-related adjustments | Retail
Disclosure of financial assets [line items]
Increase in financial assets		$ 100
Other retail lending adjustments
Disclosure of financial assets [line items]
Increase in financial assets	200		200
Other retail lending adjustments | Retail
Disclosure of financial assets [line items]
Increase in financial assets	200		$ 200
Corporate lending adjustments, heightened uncertainty
Disclosure of financial assets [line items]
Increase in financial assets	190
Corporate lending adjustments, model limitations
Disclosure of financial assets [line items]
Increase in financial assets	$ 157